UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 179,599	$ 24,714	¥ 436,242
Trade receivables	144,311	19,858	73,144
Contract assets	43,087	5,929	77,684
Financial assets at fair value through profit or loss	8,587	1,182	70,164
Inventories	19,449	2,676	22,458
Prepayments, other receivables and other assets	395,102	54,368	436,377
Other financial assets	240,575	33,104	27,898
Total current assets	1,030,710	141,831	1,143,967
Non-current assets
Right-of-use assets	10,500	1,445	14,026
Financial assets at fair value through profit or loss	31,926	4,393	34,788
Financial assets at fair value through other comprehensive income	174,904	24,068	104,970
Other financial assets			100,718
Investments accounted for using equity method	267	37	267
Property, plant and equipment	3,577	492	4,378
Intangible assets	11,997	1,651	13,320
Goodwill	40,371	5,555	40,085
Other non-current assets	5,482	754	8,580
Total non-current assets	279,024	38,395	321,132
TOTAL ASSETS	1,309,734	180,226	1,465,099
Current liabilities
Borrowings	334,817	46,072	72,953
Lease liabilities	5,334	734	7,154
Trade payables	174,103	23,957	152,066
Income tax payables	12,970	1,785	19,170
Convertible bonds	251,942	34,668	272,684
Other payables and accruals	209,891	28,884	293,003
Total current liabilities	989,057	136,100	817,030
Non-current liabilities
Borrowings	555,661	76,461	681,821
Lease liabilities	4,760	655	6,936
Deferred tax liabilities	2,759	380	2,917
Total non-current liabilities	563,180	77,496	691,674
TOTAL LIABILITIES	1,552,237	213,596	1,508,704
EQUITY
Share capital	178,549	24,569	165,183
Subscription receivable	(4,696)	(646)	(4,696)
Warrant outstanding	29,587	4,071
Additional paid-in capital	7,349,692	1,011,351	7,196,341
Other reserves	(107,526)	(14,796)	(65,699)
Accumulated losses	(7,701,038)	(1,059,698)	(7,338,168)
Non-controlling interests	12,929	1,779	3,434
TOTAL EQUITY	(242,503)	(33,370)	(43,605)
TOTAL EQUITY AND LIABILITIES	¥ 1,309,734	$ 180,226	¥ 1,465,099